Stock-based Compensation - Summary of Fair Value Assumption Of Common Stock (Detail) - Common Class A	12 Months Ended
Dec. 31, 2020 yr $ / shares
Merger Transaction [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Time to event (in years) | yr	0.38
Scenario probability	60.00%
Discount for lack of marketability	10.00%
Market value per share	$ 6.62
Grant-date fair value	$ 5.96
Remaining Private [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Time to event (in years) | yr	1.50
Scenario probability	40.00%
Discount for lack of marketability	25.00%
Market value per share	$ 3.04
Grant-date fair value	$ 2.28